Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT IMPACT FUND INC
Entity Central Index Key	0001121624
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000047593
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class A
Trading Symbol	CGAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.24%	[1]
AssetsNet	$ 125,799,355
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,799,355
# of Portfolio Holdings	176
Portfolio Turnover Rate	19%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	26.2%
Denmark	3.1%
Taiwan	3.8%
France	4.6%
United Kingdom	4.6%
Spain	5.0%
China	5.1%
Japan	5.6%
Canada	6.6%
Germany	6.6%
United States	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SSE PLC	1.1%
EDP SA	0.9%
Orsted AS	0.9%
Algonquin Power & Utilities Corp.	0.9%
Clearway Energy, Inc., Class C	0.9%
Brookfield Renewable Partners LP	0.9%
Ormat Technologies, Inc.	0.8%
Acciona SA	0.8%
Contact Energy Ltd.	0.8%
Brookfield Renewable Corp.	0.8%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047595
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class C
Trading Symbol	CGACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.99%	[2]
AssetsNet	$ 125,799,355
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,799,355
# of Portfolio Holdings	176
Portfolio Turnover Rate	19%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	26.2%
Denmark	3.1%
Taiwan	3.8%
France	4.6%
United Kingdom	4.6%
Spain	5.0%
China	5.1%
Japan	5.6%
Canada	6.6%
Germany	6.6%
United States	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SSE PLC	1.1%
EDP SA	0.9%
Orsted AS	0.9%
Algonquin Power & Utilities Corp.	0.9%
Clearway Energy, Inc., Class C	0.9%
Brookfield Renewable Partners LP	0.9%
Ormat Technologies, Inc.	0.8%
Acciona SA	0.8%
Contact Energy Ltd.	0.8%
Brookfield Renewable Corp.	0.8%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047596
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class I
Trading Symbol	CAEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.99%	[3]
AssetsNet	$ 125,799,355
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,799,355
# of Portfolio Holdings	176
Portfolio Turnover Rate	19%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	26.2%
Denmark	3.1%
Taiwan	3.8%
France	4.6%
United Kingdom	4.6%
Spain	5.0%
China	5.1%
Japan	5.6%
Canada	6.6%
Germany	6.6%
United States	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SSE PLC	1.1%
EDP SA	0.9%
Orsted AS	0.9%
Algonquin Power & Utilities Corp.	0.9%
Clearway Energy, Inc., Class C	0.9%
Brookfield Renewable Partners LP	0.9%
Ormat Technologies, Inc.	0.8%
Acciona SA	0.8%
Contact Energy Ltd.	0.8%
Brookfield Renewable Corp.	0.8%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000070983
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class A
Trading Symbol	CFWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.24%	[4]
AssetsNet	$ 512,048,759
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$512,048,759
# of Portfolio Holdings	113
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.9%
Australia	2.0%
Italy	2.1%
France	3.5%
Brazil	3.9%
Switzerland	4.9%
China	4.9%
Japan	6.3%
United Kingdom	8.8%
United States	49.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Veolia Environnement SA	1.9%
American Water Works Co., Inc.	1.9%
Ecolab, Inc.	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	1.7%
Essential Utilities, Inc.	1.6%
United Utilities Group PLC	1.6%
Veralto Corp.	1.6%
Waters Corp.	1.6%
Severn Trent PLC	1.6%
Xylem, Inc.	1.5%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000070984
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class C
Trading Symbol	CFWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.99%	[5]
AssetsNet	$ 512,048,759
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$512,048,759
# of Portfolio Holdings	113
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.9%
Australia	2.0%
Italy	2.1%
France	3.5%
Brazil	3.9%
Switzerland	4.9%
China	4.9%
Japan	6.3%
United Kingdom	8.8%
United States	49.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Veolia Environnement SA	1.9%
American Water Works Co., Inc.	1.9%
Ecolab, Inc.	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	1.7%
Essential Utilities, Inc.	1.6%
United Utilities Group PLC	1.6%
Veralto Corp.	1.6%
Waters Corp.	1.6%
Severn Trent PLC	1.6%
Xylem, Inc.	1.5%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000139783
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class I
Trading Symbol	CFWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%	[6]
AssetsNet	$ 512,048,759
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$512,048,759
# of Portfolio Holdings	113
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.9%
Australia	2.0%
Italy	2.1%
France	3.5%
Brazil	3.9%
Switzerland	4.9%
China	4.9%
Japan	6.3%
United Kingdom	8.8%
United States	49.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Veolia Environnement SA	1.9%
American Water Works Co., Inc.	1.9%
Ecolab, Inc.	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	1.7%
Essential Utilities, Inc.	1.6%
United Utilities Group PLC	1.6%
Veralto Corp.	1.6%
Waters Corp.	1.6%
Severn Trent PLC	1.6%
Xylem, Inc.	1.5%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000131729
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class A
Trading Symbol	CGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[7]
AssetsNet	$ 797,736,992
Holdings Count | Holding	181
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$797,736,992
# of Portfolio Holdings	181
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Commercial Mortgage-Backed Securities	7.3%
Sovereign Government Bonds	8.8%
Asset-Backed Securities	10.1%
Short-Term Investments	10.3%
U.S. Government Agency Mortgage-Backed Securities	12.3%
Corporate Bonds	48.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.0%
A	22.2%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000131731
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class I
Trading Symbol	CGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[8]
AssetsNet	$ 797,736,992
Holdings Count | Holding	181
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$797,736,992
# of Portfolio Holdings	181
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Commercial Mortgage-Backed Securities	7.3%
Sovereign Government Bonds	8.8%
Asset-Backed Securities	10.1%
Short-Term Investments	10.3%
U.S. Government Agency Mortgage-Backed Securities	12.3%
Corporate Bonds	48.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.0%
A	22.2%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211124
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class R6
Trading Symbol	CBGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[9]
AssetsNet	$ 797,736,992
Holdings Count | Holding	181
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$797,736,992
# of Portfolio Holdings	181
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Commercial Mortgage-Backed Securities	7.3%
Sovereign Government Bonds	8.8%
Asset-Backed Securities	10.1%
Short-Term Investments	10.3%
U.S. Government Agency Mortgage-Backed Securities	12.3%
Corporate Bonds	48.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.0%
A	22.2%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023745
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class A
Trading Symbol	CCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%	[10]
AssetsNet	$ 2,530,197,530
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,530,197,530
# of Portfolio Holdings	73
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Short-Term Investments	1.6%
Utilities	2.0%
Consumer Staples	4.3%
Materials	5.2%
Real Estate	5.8%
Health Care	8.4%
Information Technology	9.0%
Consumer Discretionary	11.9%
Financials	25.4%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.3%
CBIZ, Inc.	3.0%
AptarGroup, Inc.	2.7%
Community Financial System, Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Core & Main, Inc., Class A	2.5%
SouthState Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.4%
Stifel Financial Corp.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023746
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class C
Trading Symbol	CSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.94%	[11]
AssetsNet	$ 2,530,197,530
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,530,197,530
# of Portfolio Holdings	73
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Short-Term Investments	1.6%
Utilities	2.0%
Consumer Staples	4.3%
Materials	5.2%
Real Estate	5.8%
Health Care	8.4%
Information Technology	9.0%
Consumer Discretionary	11.9%
Financials	25.4%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.3%
CBIZ, Inc.	3.0%
AptarGroup, Inc.	2.7%
Community Financial System, Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Core & Main, Inc., Class A	2.5%
SouthState Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.4%
Stifel Financial Corp.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023747
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class I
Trading Symbol	CSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[12]
AssetsNet	$ 2,530,197,530
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,530,197,530
# of Portfolio Holdings	73
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Short-Term Investments	1.6%
Utilities	2.0%
Consumer Staples	4.3%
Materials	5.2%
Real Estate	5.8%
Health Care	8.4%
Information Technology	9.0%
Consumer Discretionary	11.9%
Financials	25.4%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.3%
CBIZ, Inc.	3.0%
AptarGroup, Inc.	2.7%
Community Financial System, Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Core & Main, Inc., Class A	2.5%
SouthState Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.4%
Stifel Financial Corp.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211123
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class R6
Trading Symbol	CALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[13]
AssetsNet	$ 2,530,197,530
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,530,197,530
# of Portfolio Holdings	73
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Short-Term Investments	1.6%
Utilities	2.0%
Consumer Staples	4.3%
Materials	5.2%
Real Estate	5.8%
Health Care	8.4%
Information Technology	9.0%
Consumer Discretionary	11.9%
Financials	25.4%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.3%
CBIZ, Inc.	3.0%
AptarGroup, Inc.	2.7%
Community Financial System, Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Core & Main, Inc., Class A	2.5%
SouthState Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.4%
Stifel Financial Corp.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized